Unaudited Condensedconsolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Cash flows from operating activities
Net income	¥ 9,749	$ 1,361	¥ 36,227
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	724	101	571
Amortization of intangible assets	3,480	486	3,479
Provision for credit losses	1,400	195	1,126
Loss from disposal of property and equipment	1		1
Deferred tax expense (benefit)	(831)	(116)	1,448
Change in fair value of investment in marketable security	31,092	4,340	(3,764)
Investments loss	971	136	3,354
Share-based compensation	5,897	823	5,629
Amortization of right-of-use assets-operating lease	3,492	487	3,613
Changes in operating assets and liabilities
Accounts receivable	1,956	273	13,041
Prepaid expense and other current assets	(3)		18,813
Long term deposits and other assets	67	10	(5)
Accounts payable	3,028	423	(38,152)
Deferred revenue	9,012	1,258	(12,589)
Accrued salary and employee benefits	(12,132)	(1,694)	(5,369)
Accrued expenses and other current liabilities	(3,338)	(466)	(19,365)
Income tax payable	1,079	151	(3,809)
Lease liabilities-operating lease	(4,672)	(652)	(3,898)
Net cash provided by operating activities	50,972	7,116	351
Cash flows from investing activities
Cash acquired from acquisition	28	4
Payment for long term investments	(6,000)	(838)	(16,655)
Purchase of property and equipment and intangible assets	(261)	(36)	(260)
Net cash used in investing activities	(6,233)	(870)	(16,915)
Cash flows from financing activities
Proceeds from (advance to) related parties	(100)	(14)	355
Net cash provided by (used in) financing activities	(100)	(14)	355
Effect of foreign exchange rate changes on cash	1,311	183	(492)
Net increase (decrease) in cash and cash equivalents	45,950	6,415	(16,701)
Cash and cash equivalents at beginning of the period	252,540	35,253	205,465
Cash and cash equivalents at end of the period	298,490	41,668	188,764
Supplemental disclosures of cash flow information:
Income taxes paid	2,210	309	10,018
Supplemental non-cash investing and financing information:
Right-of-assets-operating lease obtained in exchange for lease liabilities-operating lease	16,442	2,295
Issuance of Class A ordinary shares for achievement of earnout target			¥ 9,960